Revenue from Contracts with Customers - Summary of Disaggregation of Total Revenue by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 6,501,419	$ 5,333,882	$ 4,710,493
River
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,070,849	2,654,407	2,341,274
Ocean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,868,205	2,196,040	1,945,200
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 562,365	$ 483,435	$ 424,019